Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Deutsche Fixed Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Fixed Income Opportunities Fund (formerly Deutsche Ultra-Short Duration Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide current income consistent with total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 14) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 46%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in debt securities. For purposes of this 80% investment limit, the term assets is defined as net assets, plus the amount of any borrowings for investment purposes. Debt securities include securities of US and foreign government agencies and instrumentalities, corporate securities, mortgage-backed and asset backed securities, taxable municipal and tax-exempt municipal bonds, adjustable rate loans that have a senior right to payment ("senior loans"), and other floating-rate debt securities.

The fund may invest in investment-grade (rated within the top four credit rating categories) and non-investment grade (rated below the fourth highest credit rating category, junk bonds) debt securities of US and foreign issuers, including issuers located in countries with new or emerging securities markets. The fund's investments in non-investment grade debt securities, including non-investment grade senior loans and other non-investment grade floating-rate debt securities, will be limited to 30% of its total assets.

The fund may invest in senior loans that (i) may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission, or listed on any national exchange; or (ii) are not secured by collateral.

The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event portfolio management determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.

Management process. Portfolio management uses proprietary research together with the ideas and insights of Deutsche Asset Management's global portfolio construction team to create a portfolio that is designed to achieve attractive risk-adjusted returns. Portfolio construction begins with the review of market investment themes that the portfolio management team believes offer low volatility and attractive return characteristics. The portfolio management team then evaluates a broad spectrum of fixed income instruments in order to efficiently implement its investment themes. As part of this evaluation of a fixed income instrument, characteristics such as income potential, drawdown risks, implementation costs, appropriateness with regard to existing and planned investments and volatility are considered. Once the appropriate fixed income instruments have been selected, the portfolio management team determines the appropriate portfolio weighting for each investment theme and the related fixed income instruments.

Derivatives. Portfolio management generally may use futures contracts or interest rate swaps, or options contracts, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (e.g., reducing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use (i) credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio; (ii) forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated holdings and to facilitate transactions in foreign currency denominated securities; and (iii) total return swaps or interest rate swaps to seek to enhance potential gains.

The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.

High-yield debt securities risk. High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer's continuing ability to meet principal and interest payments. High-yield debt securities' total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

Senior loans risk. The fund invests in senior loans that may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. The Advisor relies on its own evaluation of the creditworthiness of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the fund is particularly dependent on the analytical abilities of the Advisor.

Senior loans may not be considered "securities," and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud and misrepresentation protections of the federal securities laws. Senior loans involve other risks, including credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition. The fund also may be in possession of material non-public information about a borrower as a result of its ownership of a senior loan. Because of prohibitions on trading in securities of issuers while in possession of such information, the fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so. If the Advisor wishes to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the effective duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Senior loans typically have adjustable interest rates. However, because floating rates on senior loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the fund's value. In addition, extreme increases in prevailing interest rates may cause an increase in senior loan defaults, which may cause a further decline in the fund's value. Finally, a decrease in interest rates could adversely affect the income earned by the fund from its senior loans.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions the fund could have difficulty meeting redemption requests.

Market risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. In addition, an increase in demand for floating rate loans may adversely affect the rate of interest payable on loans acquired by the fund, thus reducing fund returns. During periods of limited supply of senior loans, the fund's yield may be lower.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

On August 1, 2016, the fund's investment process was changed and the fund was renamed from Deutsche Ultra-Short Duration Fund. Additionally, the fund also previously changed its investment strategies on April 15, 2011. The fund's past performance may have been different if the fund was managed using the current investment strategies and process.

Class R6 does not have a full calendar year of performance available.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	On August 1, 2016, the ICE 3-month LIBOR Index was added because the Advisor believes the ICE 3-month LIBOR Index represents the fund's investment strategy and provides additional comparative performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	4.01%	June 30, 2009
Worst Quarter	-6.74%	December 31, 2008
Year-to-Date	0.99%	June 30, 2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2015 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On August 1, 2016, the comparative broad based market index changed from the Barclays 1-3 Year Government/Credit Index to the Barclays U.S. Aggregate Bond Index because the Advisor believes the Barclays U.S. Aggregate Bond Index more closely reflects the fund's new investment strategy. On August 1, 2016, the ICE 3-month LIBOR Index was added because the Advisor believes the ICE 3-month LIBOR Index represents the fund's investment strategy and provides additional comparative performance information.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

On August 1, 2016, the comparative broad based market index changed from the Barclays 1-3 Year Government/Credit Index to the Barclays U.S. Aggregate Bond Index because the Advisor believes the Barclays U.S. Aggregate Bond Index more closely reflects the fund's new investment strategy. On August 1, 2016, the ICE 3-month LIBOR Index was added because the Advisor believes the ICE 3-month LIBOR Index represents the fund's investment strategy and provides additional comparative performance information.

Deutsche Fixed Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 368
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	781
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	368
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	781
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,398
2006	rr_AnnualReturn2006	4.45%
2007	rr_AnnualReturn2007	4.66%
2008	rr_AnnualReturn2008	(9.71%)
2009	rr_AnnualReturn2009	11.51%
2010	rr_AnnualReturn2010	3.12%
2011	rr_AnnualReturn2011	(0.51%)
2012	rr_AnnualReturn2012	5.82%
2013	rr_AnnualReturn2013	2.15%
2014	rr_AnnualReturn2014	(0.54%)
2015	rr_AnnualReturn2015	(1.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.74%)
Deutsche Fixed Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	$ 273
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,009
Deutsche Fixed Income Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Deutsche Fixed Income Opportunities Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 859
Deutsche Fixed Income Opportunities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Deutsche Fixed Income Opportunities Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
Deutsche Fixed Income Opportunities Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.03%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
Deutsche Fixed Income Opportunities Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	2.02%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 13, 1995
Deutsche Fixed Income Opportunities Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2005
Deutsche Fixed Income Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Deutsche Fixed Income Opportunities Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	0.56%
Deutsche Fixed Income Opportunities Fund | ICE 3-month LIBOR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Deutsche Fixed Income Opportunities Fund | Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Deutsche Fixed Income Opportunities Fund | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	2.74%